Derivative Financial Instruments - Summary of outstanding derivative instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Fair Value - Asset	$ 19,673	$ 11,989
Fair Value - (Liability)	(3,520)	(1,787)
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Notional	3,264,679	2,107,743
Fair Value - Asset	19,673	11,989
Fair Value - (Liability)	(3,520)	(1,787)
Not designated as hedging instrument | Interest rate contract | Interest rate lock commitments
Derivatives, Fair Value [Line Items]
Notional	1,190,119	1,139,963
Fair Value - Asset	4,553	11,989
Fair Value - (Liability)	(3,293)	0
Not designated as hedging instrument | Price risk derivative | MBS forward trades
Derivatives, Fair Value [Line Items]
Notional	2,074,560	967,780
Fair Value - Asset	15,120	0
Fair Value - (Liability)	$ (227)	$ (1,787)